Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	June 30, 2014	December 31, 2013

Raw materials	$77,256	$125,068

Work in process	68,391	46,974

Finished goods	694,161	120,608

Inventories	$839,808	$292,650

	December 31, 2013	December 31, 2012

Raw materials	$125,068	$158,316

Work in process	46,974	179,314

Finished goods	120,608	157,856

Inventories, net	$292,650	$495,486